Subsequent Event	12 Months Ended
Dec. 31, 2025
Subsequent Event
Subsequent Event

27. Subsequent Event

On March 20, 2026, CAAS’s Mexican subsidiary, CHL Mexico Property Management S. DE R.L. DE C.V., “CHL Mexico”, entered into an agreement to acquire a property located in Derramadero, Saltillo, Coahuila, Mexico. The total purchase price was approximately $14.0 million, exclusive of applicable taxes.

On the following day, March 21, 2026, CHL Mexico completed the transaction as making a total payment of $15.8 million, which covered the purchase price and associated taxes.